SEGMENT AND GEOGRAPHIC INFORMATION: Concentration (Details) (Net product sales, A major customer)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014
Wal-Mart
Concentration of Risk
Revenues from a major customer (as a percent)	23.70%	23.80%	23.50%
McLane
Concentration of Risk
Revenues from a major customer (as a percent)	15.10%			15.30%
McLane | Maximum
Concentration of Risk
Revenues from a major customer (as a percent)		10.00%